Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2021	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Deposits	$ 0	$ 0		$ 0	$ 0
Allowance for doubtful accounts	0	0		0	0
Impairment charges				0	0
Stock-based compensation	0			0	0
Income taxes		0	$ 0	$ 0	$ 0
Variable interest				18.80%
Valuation allowance	$ 0	$ 0